Income taxes - Effect of Tax holiday and preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income taxes
The aggregate amount tax benefit(expense) of the tax holiday and preferential tax rate	¥ 25,716,398	$ 4,035,464	¥ 2,160,562	¥ 279,823,276
Aggregate effect on basic net income per share | (per share)	¥ 0.08	$ 0.01	¥ 0.01	¥ 0.89
Aggregate effect on diluted net income per share | (per share)	¥ 0.08	$ 0.01	¥ (0.01)	¥ 0.88